Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Basis of preparation of the interim consolidated financial statements
a.	Basis of preparation of the interim consolidated financial statements:

The interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements for interim periods, as prescribed in IAS 34, “Interim Financial Reporting”.

Implementation of new accounting standards
b.	Implementation of new accounting standards:

i.	Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current

In January 2020, the IASB issued an amendment to IAS 1, “Presentation of Financial Statements” (“IAS 1 Amendment”) regarding the criteria for determining the classification of liabilities as current or non-current. IAS 1 Amendment replaces certain requirements for classifying liabilities as current or non-current. Thus, for example, according to the IAS 1 Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period, this instead of the requirement that there be an “unconditional” right. According to the IAS 1 Amendment, a right is in existence at the reporting date only if the entity complies with conditions for deferring settlement at that date. Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The IAS 1 Amendment is effective for reporting periods beginning on or after January 1, 2023 with earlier application being permitted. IAS 1 Amendment is applicable retrospectively, including an amendment to comparative data.

The Company believes that the adoption of IAS 1 Amendment will not have an effect on its financial statements.

ii.	Amendment to IAS 12, Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (“IAS 12 Amendment”)

IAS 12 Amendment narrows the scope of the exemption from recognizing deferred taxes as a result of temporary differences created at the initial recognition of assets and/or liabilities, so that it does not apply to transactions that give rise to equal and offsetting temporary differences.

As a result, companies will need to recognize a deferred tax asset or a deferred tax liability for these temporary differences at the initial recognition of transactions that give rise to equal and offsetting temporary differences, such as lease transactions and provisions for decommissioning and restoration.

IAS 12 Amendment is effective for annual periods beginning on or after January 1, 2023, by amending the opening balance of the retained earnings or adjusting a different component of equity in the period the Amendment was first adopted. Earlier application is permitted.

The Company has not yet commenced examining the effects of applying IAS 12 Amendment on the financial statements.